Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Revenues
Revenues		$ 62,751,271	$ 81,663,901
Cost of revenue
Cost of revenue		(57,968,744)	(61,993,686)
Gross profit		4,782,527	19,670,215
Operating expenses
Selling and marketing expenses		(9,152,241)	(9,229,698)
General and administrative expenses		(3,647,752)	(2,365,150)
Total operating expenses		(12,799,993)	(11,594,848)
(Loss) income from operations		(8,017,466)	8,075,367
Other income (expenses), net
Interest expenses, net		(466,351)	(698,500)
Other (expenses) income		(135,060)	151,454
Foreign currency exchange loss		(174,683)	(856,930)
Total other expenses, net		(776,094)	(1,403,976)
(Loss) income before income taxes		(8,793,560)	6,671,391
Income tax benefits (expenses)		2,457,681	(1,022,634)
Net (loss) income		(6,335,879)	5,648,757
Accretion of convertible redeemable preferred shares			(120,000)
Net income attributable to Able View Global Inc’s preferred shareholders			(85,728)
Net (loss) income attributable to Able View Global Inc’s ordinary shareholders		(6,335,879)	5,443,029
Net (loss) income		(6,335,879)	5,648,757
Other comprehensive income
Foreign currency translation adjustment		202,276	63,225
Comprehensive (loss) income		(6,133,603)	5,711,982
Comprehensive (loss) income attributable to Able View Global Inc’s ordinary shareholders		$ (6,133,603)	$ 5,506,254
(Loss) earnings per share – basic (in Dollars per share)	[1]	$ (0.15)	$ 0.14
(Loss) earnings per share – diluted (in Dollars per share)	[1]	$ (0.15)	$ 0.14
Weighted average shares – basic (in Shares)	[1]	41,755,549	37,732,310
Weighted average shares – diluted (in Shares)	[1]	41,755,549	37,732,310
Product sales to third parties
Revenues
Revenues		$ 62,674,078	$ 81,663,901
Cost of revenue
Cost of revenue		(57,891,551)	(61,993,686)
Product sales to related parties
Revenues
Revenues		77,193
Cost of revenue
Cost of revenue		$ (77,193)

[1]	Shares and per share data are presented on a retroactive basis to reflect the reverse recapitalization. (Note 1)